Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related party transactions
Related party transactions
On September 29, 2016, we agreed to amend our master agreement, or the Master Agreement, with SCM and SSM under a deed of amendment, or the Deed of Amendment. Pursuant to the terms of the Deed of Amendment, on November 15, 2016, we entered into definitive documentation to memorialize the agreed amendments to the Master Agreement, or the Amended and Restated Master Agreement.
On February 22, 2018, we entered into definitive documentation to memorialize agreed amendments to the Amended and Restated Master Agreement under a deed of amendment, or the Amendment Agreement. The Amended and Restated Master Agreement as amended by the Amendment Agreement, or the Revised Master Agreement, is effective as from January 1, 2018.
Pursuant to the Revised Master Agreement, the fixed annual technical management fee was reduced from $250,000 per vessel to $175,000 per vessel, and certain services previously provided as part of the fixed fee are now itemized.  The aggregate cost, including the costs that are now itemized, for the services provided under the technical management agreement, did not materially differ from the annual technical management fee charged prior to the amendment.
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related party affiliates) in the consolidated statements of income or loss and balance sheets are as follows:

	For the year ended December 31,
In thousands of U.S. dollars	2018	2017	2016
Pool revenue(1)
Scorpio MR Pool Limited	$225,181	$217,141	$248,974
Scorpio LR2 Pool Limited	188,890	136,514	156,503
Scorpio Handymax Tanker Pool Limited	82,782	78,510	73,683
Scorpio LR1 Pool Limited	46,823	13,895	—
Scorpio Panamax Tanker Pool Limited	—	1,515	5,843
Scorpio Aframax Pool Limited	—	1,170	—
Voyage expenses(2)	(1,290)	(1,786)	(1,128)
Vessel operating costs(3)	(34,272)	(27,601)	(22,526)
Administrative expenses(4)	(12,475)	(10,744)	(9,462)

(1)
These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related party affiliates. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party owned vessels. In September 2018, we entered into an agreement with SCM whereby SCM will reimburse a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.

(2)	Related party expenditures included within voyage expenses in the consolidated statements of income or loss consist of the following:

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Expenses due to SCM, a related party affiliate, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.  These expenses are included in voyage expenses in the consolidated statements of income or loss. In September 2018, we entered into an agreement with SCM whereby SCM will reimburse a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.

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Voyage expenses of $25,747 charged by a related party port agent during the year ended December 31, 2018. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions. No voyage expenses were charged by this port agent during the years ended December 31, 2017 and 2016. The fees and rates charged by this port agent are based on the prevailing market rates for such services in each respective region.

(3)	Related party expenditures included within vessel operating costs in the consolidated statements of income or loss consist of the following:

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Technical management fees of $30.1 million, $22.9 million, and $19.5 million charged by SSM, a related party affiliate, during the years ended December 31, 2018, 2017 and 2016 respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support.

•
Insurance related expenses of $2.6 million, $4.3 million and $3.0 million incurred through a related party insurance broker during the years ended December 31, 2018, 2017 and 2016, respectively. In 2016, an Executive Officer of the Company acquired a minority interest, which in 2018 increased to a majority interest, in an insurance broker which arranges hull and machinery and war risk insurance for certain of our owned and finance leased vessels. This broker has arranged such policies for the Company since 2010 and the extent of the coverage and the manner in which the policies are priced did not change as a result of this transaction. In September 2018, the Executive Officer disposed of his interest in the insurance broker in its entirety to a third party not affiliated with the Company. The amounts recorded reflect the amortization of the policy premiums through September 2018, which are paid directly to the broker, who then remits the premiums to the underwriters.

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Vessel operating expenses of $1.6 million and $0.4 million charged by a related party port agent during the years ended December 31, 2018 and 2017, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions. The fees and rates charged by this port agent are based on the prevailing market rates for such services in each respective region.

(4)
We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. We reimburse SSH for the reasonable direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within Scorpio.  The expenses incurred under this agreement were as follows, and were recorded in general and administrative expenses in the consolidated statement of income or loss.

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The expense for the year ended December 31, 2018 of $12.5 million included (i) administrative fees of $11.1 million charged by SSH, (ii) restricted stock amortization of $1.3 million, which relates to the issuance of an aggregate of 114,400 shares of restricted stock to SSH employees for no cash consideration in May 2014, September 2014, July 2015, July 2016 and December 2017, and (iii) the reimbursement of expenses of $46,535.

•
The expense for the year ended December 31, 2017 of $10.7 million included (i) administrative fees of $9.0 million charged by SSH, (ii) restricted stock amortization of $1.2 million, which relates to the issuance of an aggregate of 114,400 shares of restricted stock to SSH employees for no cash consideration in May 2014, September 2014, July 2015, July 2016 and December 2017 and (iii) the reimbursement of expenses of $0.5 million.

•
The expense for the year ended December 31, 2016 of $9.5 million included (i) administrative fees of $7.3 million charged by SSH, (ii) restricted stock amortization of $1.6 million, which relates to the issuance of an aggregate of 79,500 shares of restricted stock to SSH employees for no cash consideration in May and September 2014, July 2015 and July 2016 and (iii) the reimbursement of expenses of $0.6 million.

We had the following balances with related party affiliates, which have been included in the consolidated balance sheets:

	As of December 31,
In thousands of U.S. dollars	2018	2017
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$66,178	$44,880
Accounts receivable and prepaid expenses (SSM) (2)	2,461	6,391
Accounts receivable and prepaid expenses (SCM) (3)	2,511	—
Accounts receivable and prepaid expenses (related party insurance broker) (4)	—	2,428
Other assets (pool working capital contributions) (5)	42,973	41,401
Liabilities:
Accounts payable and accrued expenses (SSM)	832	766
Accounts payable and accrued expenses (related party port agent)	459	95
Accounts payable and accrued expenses (SSH)	409	190
Accounts payable and accrued expenses (SCM)	389	191
Accounts payable and accrued expenses (owed to the Scorpio Pools)	66	462
Accounts payable and accrued expenses (related party insurance broker)	—	2,190

(1)
Accounts receivable due from the Scorpio Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of December 31, 2018 and 2017 include $22.9 million and $25.7 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:

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For vessels in the Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

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For vessels in the Scorpio MR Pool and Scorpio Panamax Tanker Pool, any contributions are repaid, without interest, when such vessel has earned sufficient net revenues to cover the value of such working capital contributed.  Accordingly, we classify such amounts as current (within accounts receivable).

•
For vessels in the Scorpio LR2 Pool, Scorpio Aframax Pool and Scorpio LR1 Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from each pool. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts and are therefore classified as current.

(2)	Accounts receivable and prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.

(3)	Accounts receivable and prepaid expenses from SCM primarily relate to the reduction of commission rebate to 0.85% of gross revenue per charter fixture as described above.
(4) Accounts receivable and prepaid expenses from related-party insurance brokerage firm (as discussed above) relate to premiums which have been prepaid and are being amortized over the term of the respective policy. In September 2018, the Executive Officer who had an ownership interest in this firm disposed of their interest in its entirety to a third party not affiliated with the Company.

(5)	Represents the non-current portion of working capital receivables as described above.
Prior to September 29, 2016, we paid SSH a fee for arranging vessel purchases and sales, on our behalf, equal to 1% of the gross purchase or sale price, payable upon the consummation of any such purchase or sale. This fee was eliminated for all vessel purchase or sale agreements entered into after September 29, 2016. These fees are capitalized as part of the carrying value of the related vessel for a vessel purchase and are included as part of the gain or loss on sale for a vessel disposal.

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During the year ended December 31, 2018, we paid SSH an aggregate fee of $0.7 million in connection with the purchase and delivery of STI Esles II and STI Jardins. The agreements to acquire the aforementioned vessels were entered into prior to the September 29, 2016 amendments to the Administrative Services Agreement.

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During the year ended December 31, 2017, we paid SSH an aggregate fee of $2.2 million in connection with the purchase and delivery of STI Galata, STI Bosphorus, STI Leblon, STI La Boca, STI San Telmo and STI Donald C. Trauscht. Additionally, we paid SCM an aggregate termination fee of $0.2 million that was due under the commercial management agreements and we paid SSM an aggregate termination fee of $0.2 million that was due under the technical management agreements as a result of the sales of STI Emerald and STI Sapphire which have been recorded within loss on sales of vessels within the consolidated statement of income or loss. The agreements to acquire the aforementioned vessels were entered into prior to the September 29, 2016 amendments to the Master Agreement and Administrative Services Agreement.

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During the year ended December 31, 2016, we paid SSH an aggregate fee of $1.7 million in connection with the sales of STI Lexington, STI Mythos, STI Chelsea, STI Powai, and STI Olivia and a fee of $0.6 million for the purchase and delivery of STI Lombard. Additionally, we paid SCM an aggregate termination fee of $2.7 million that was due under the commercial management agreements and we paid SSM an aggregate termination fee of $2.5 million that was due under the technical management agreements as a result of the aforementioned vessel sales. The agreements to acquire the aforementioned vessels were entered into prior to the September 29, 2016 amendments to the Master Agreement and Administrative Services Agreement. The aggregate fees paid to SCM, SSH and SSM as they relate to the aforementioned vessel sales, are recorded within loss on sales of vessels within the consolidated statement of income or loss.

In 2011, we entered into an agreement to reimburse costs to SSM as part of its supervision agreement for newbuilding vessels. There were no costs incurred under this agreement during the years ended December 31, 2018, 2017 and 2016. We also have an agreement with SSM to supervise the eight MR product tankers that were under construction at HMD and delivered throughout 2017 and in January 2018. We paid SSM $0.7 million under this agreement during the year ended December 31, 2017. There were no costs incurred under this agreement during the years ended December 31, 2018 and 2016.
 Key management remuneration
The table below shows key management remuneration for the years ended December 31, 2018, 2017 and 2016:

	For the year ended December 31,
In thousands of U.S. dollars	2018	2017	2016
Short-term employee benefits (salaries)	$5,436	$6,614	$8,786
Share-based compensation (1)	20,316	19,113	25,575
Total	$25,752	$25,727	$34,361

(1)	Represents the amortization of restricted stock issued under our equity incentive plans as described in Note 16.
For the purpose of the table above, key management are those persons who have authority and responsibility for making strategic decisions, and managing operating, financial and legal activities.
There are no material post-employment benefits for our executive officers or directors. By law, our employees in Monaco are entitled to a one-time payment of up to two months salary upon retirement if they meet certain minimum service requirements.